Leases (Annual Future Lease Commitments) (Details) - May. 31, 2015 - USD ($) $ in Millions	Total
Leases [Abstract]
Capital lease, 2016	$ 5.7
Capital lease, 2017	5.9
Capital lease, 2018	6.0
Capital lease, 2019	6.1
Capital lease, 2020	6.1
Capital lease, Thereafter	55.0
Capital lease, Total future lease commitments	84.8
Capital lease, Less imputed interest (at 6.5%)	(30.3)
Capital lease, Present value of future lease commitments	54.5
Capital lease, Less current maturities	(2.4)
Obligations under capital leases, net of current installments	52.1
Financing lease, 2016	6.6
Financing lease, 2017	6.8
Financing lease, 2018	6.9
Financing lease, 2019	7.0
Financing lease, 2020	7.2
Financing lease, Thereafter	117.7
Financing lease, Total future lease commitments	152.2
Financing lease, Less imputed interest (various)	(76.9)
Financing lease, Present value of future lease commitments	75.3
Financing lease, Less current maturities	(1.2)
Obligations under financing leases, net of current maturities	74.1
Operating lease, 2016	189.8
Operating lease, 2017	180.1
Operating lease, 2018	165.6
Operating lease, 2019	147.2
Operating lease, 2020	128.7
Operating lease, Thereafter	360.9
Operating lease, Total future lease commitments	$ 1,172.3
Capital lease, imputed interest (percentage)	6.50%